UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

 Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL 60187
  (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017
EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn FTSE RAFI U.S. Equity Income ETF (ELKU).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—5.1%
General Dynamics Corp.	6,214	$1,230,993
Lockheed Martin Corp.	4,243	1,177,899
Northrop Grumman Corp.	5,211	1,337,716
Raytheon Co.	7,658	1,236,614
United Technologies Corp.	10,973	1,339,913
Total Aerospace & Defense		6,323,135
Air Freight & Logistics—3.0%
CH Robinson Worldwide, Inc.	16,404	1,126,627
Expeditors International of Washington, Inc.	22,392	1,264,700
United Parcel Service, Inc., Class B	12,632	1,396,973
Total Air Freight & Logistics		3,788,300
Banks—0.9%
US Bancorp	21,976	1,140,994
Beverages—4.3%
Brown-Forman Corp., Class B	23,324	1,133,546
Coca-Cola Co. (The)	34,018	1,525,707
Dr Pepper Snapple Group, Inc.	12,906	1,175,866
PepsiCo, Inc.	13,588	1,569,278
Total Beverages		5,404,397
Capital Markets—2.0%
CBOE Holdings, Inc.	12,880	1,177,232
Nasdaq, Inc.	18,493	1,322,065
Total Capital Markets		2,499,297
Chemicals—4.0%
Air Products & Chemicals, Inc.	8,253	1,180,674
Dow Chemical Co. (The)	17,526	1,105,365
Ecolab, Inc.	11,148	1,479,897
Praxair, Inc.	9,153	1,213,230
Total Chemicals		4,979,166
Commercial Services & Supplies—2.6%
Republic Services, Inc.	25,752	1,641,175
Waste Management, Inc.	21,800	1,599,030
Total Commercial Services & Supplies		3,240,205
Communications Equipment—1.8%
Cisco Systems, Inc.	36,148	1,131,432
Harris Corp.	10,260	1,119,161
Total Communications Equipment		2,250,593
Diversified Financial Services—1.1%
Berkshire Hathaway, Inc., Class B*	8,386	1,420,337
Diversified Telecommunication Services—1.9%
AT&T, Inc.	33,027	1,246,109
Verizon Communications, Inc.	26,343	1,176,478
Total Diversified Telecommunication Services		2,422,587
Electric Utilities—10.2%
American Electric Power Co., Inc.	17,556	1,219,615
Duke Energy Corp.	13,773	1,151,285
Edison International	14,804	1,157,525
Entergy Corp.	14,519	1,114,624
Eversource Energy	19,196	1,165,389
NextEra Energy, Inc.	8,147	1,141,639
PG&E Corp.	17,580	1,166,785
Pinnacle West Capital Corp.	13,540	1,153,066
PPL Corp.	29,198	1,128,795
Southern Co. (The)	25,032	1,198,532
Xcel Energy, Inc.	24,724	1,134,337
Total Electric Utilities		12,731,592
Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A	17,786	1,312,963
Equity Real Estate Investments—2.7%
AvalonBay Communities, Inc.	5,652	1,086,145
Crown Castle International Corp.	11,567	1,158,782
Federal Realty Investment Trust	8,908	1,125,882
Total Equity Real Estate Investments		3,370,809
Food & Staples Retailing—0.9%
Costco Wholesale Corp.	6,723	1,075,209
Food Products—2.7%
General Mills, Inc.	19,428	1,076,311
Kellogg Co.	15,277	1,061,141
McCormick & Co., Inc.	12,298	1,199,178
Total Food Products		3,336,630
Health Care Equipment & Supplies—2.9%
Cooper Cos., Inc. (The)	5,202	1,245,463
Danaher Corp.	15,296	1,290,829
Stryker Corp.	8,081	1,121,481
Total Health Care Equipment & Supplies		3,657,773
Health Care Providers & Services—1.9%
Quest Diagnostics, Inc.	10,638	1,182,520
UnitedHealth Group, Inc.	6,623	1,228,037
Total Health Care Providers & Services		2,410,557

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
Hotels, Restaurants & Leisure—3.0%
McDonald's Corp.	9,047	$1,385,638
Starbucks Corp.	19,587	1,142,118
Yum! Brands, Inc.	16,892	1,245,954
Total Hotels, Restaurants & Leisure		3,773,710
Household Products—4.2%
Clorox Co. (The)	9,729	1,296,292
Colgate-Palmolive Co.	17,219	1,276,445
Kimberly-Clark Corp.	9,802	1,265,536
Procter & Gamble Co. (The)	16,003	1,394,661
Total Household Products		5,232,934
Industrial Conglomerates—4.2%
3M Co.	8,024	1,670,517
General Electric Co.	46,150	1,246,511
Honeywell International, Inc.	9,413	1,254,659
Roper Technologies, Inc.	4,887	1,131,487
Total Industrial Conglomerates		5,303,174
Insurance—12.1%
Aflac, Inc.	18,101	1,406,086
Allstate Corp. (The)	18,065	1,597,669
Aon PLC	9,811	1,304,372
Arthur J Gallagher & Co.	22,284	1,275,759
Chubb Ltd.	9,794	1,423,852
Cincinnati Financial Corp.	16,260	1,178,037
Loews Corp.	27,418	1,283,437
Marsh & McLennan Cos., Inc.	18,496	1,441,948
Progressive Corp. (The)	33,111	1,459,864
Torchmark Corp.	16,980	1,298,970
Travelers Cos., Inc. (The)	10,978	1,389,046
Total Insurance		15,059,040
Internet Software & Services—0.9%
Alphabet, Inc., Class C*	1,278	1,161,357
IT Services—5.8%
Automatic Data Processing, Inc.	12,181	1,248,065
Fiserv, Inc.*	10,613	1,298,395
International Business Machines Corp.	7,751	1,192,336
Mastercard, Inc., Class A	9,698	1,177,822
Paychex, Inc.	20,263	1,153,775
Visa, Inc., Class A	12,003	1,125,642
Total IT Services		7,196,035
Machinery—1.0%
Illinois Tool Works, Inc.	8,866	1,270,054
Media—3.1%
Comcast Corp., Class A	34,283	1,334,294
Omnicom Group, Inc.	13,302	1,102,736
Walt Disney Co. (The)	13,815	1,467,844
Total Media		3,904,874
Multi-Utilities—5.4%
Ameren Corp.	20,249	1,107,013
CenterPoint Energy, Inc.	40,154	1,099,416
CMS Energy Corp.	25,125	1,162,031
Consolidated Edison, Inc.	13,611	1,100,041
Dominion Energy, Inc.	14,079	1,078,874
DTE Energy Co.	11,135	1,177,972
Total Multi-Utilities		6,725,347
Oil, Gas & Consumable Fuels—1.8%
Chevron Corp.	10,718	1,118,209
Exxon Mobil Corp.	14,493	1,170,020
Total Oil, Gas & Consumable Fuels		2,288,229
Pharmaceuticals—2.3%
Johnson & Johnson	12,748	1,686,433
Pfizer, Inc.	34,598	1,162,147
Total Pharmaceuticals		2,848,580
Professional Services—1.1%
Verisk Analytics, Inc.*	16,758	1,413,872
Software—1.9%
Microsoft Corp.	16,214	1,117,631
Oracle Corp.	24,620	1,234,447
Total Software		2,352,078
Specialty Retail—1.8%
Home Depot, Inc. (The)	7,912	1,213,701
TJX Cos., Inc. (The)	14,200	1,024,814
Total Specialty Retail		2,238,515
Tobacco—2.1%
Altria Group, Inc.	18,841	1,403,089
Philip Morris International, Inc.	9,962	1,170,037
Total Tobacco		2,573,126
Total Investments—99.8% (Cost $122,816,597)		124,705,469
Other Assets in Excess of Liabilities—-0.2%		268,125
Net Assets—100.0%		$124,973,594

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$124,705,469	$–	$–	$124,705,469
Total Investments	$124,705,469	$–	$–	$124,705,469

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER DISCRETIONARY PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Auto Components—5.5%
Cooper Tire & Rubber Co.	215	$7,761
Dana, Inc.	587	13,108
Gentex Corp.	1,167	22,138
Total Auto Components		43,007
Automobiles—2.6%
Thor Industries, Inc.	194	20,277
Distributors—2.5%
Pool Corp.	168	19,752
Diversified Consumer Services—7.1%
Adtalem Global Education, Inc.	232	8,804
Graham Holdings Co., Class B	19	11,393
Service Corp. International	764	25,556
Sotheby's*	186	9,983
Total Diversified Consumer Services		55,736
Hotels, Restaurants & Leisure—24.0%
Brinker International, Inc.	199	7,582
Buffalo Wild Wings, Inc.*	66	8,362
Cheesecake Factory, Inc. (The)	181	9,104
Churchill Downs, Inc.	50	9,165
Cracker Barrel Old Country Store, Inc.	98	16,390
Domino's Pizza, Inc.	195	41,248
Dunkin' Brands Group, Inc.	374	20,615
International Speedway Corp., Class A	103	3,868
Jack in the Box, Inc.	120	11,820
Panera Bread Co., Class A*	87	27,374
Papa John's International, Inc.	108	7,750
Texas Roadhouse, Inc.	262	13,349
Wendy's Co. (The)	778	12,067
Total Hotels, Restaurants & Leisure		188,694
Household Durables—15.3%
CalAtlantic Group, Inc.	313	11,065
Helen of Troy Ltd.*	110	10,351
KB Home	338	8,102
NVR, Inc.*	14	33,749
Tempur Sealy International, Inc.*	191	10,197
Toll Brothers, Inc.	601	23,745
TRI Pointe Group, Inc.*	646	8,521
Tupperware Brands Corp.	206	14,467
Total Household Durables		120,197
Internet & Direct Marketing Retail—0.5%
HSN, Inc.	130	4,147
Leisure Products—5.7%
Brunswick Corp.	363	22,771
Polaris Industries, Inc.	238	21,951
Total Leisure Products		44,722
Media—12.8%
AMC Networks, Inc., Class A*	224	11,964
Cable One, Inc.	19	13,507
Cinemark Holdings, Inc.	430	16,705
John Wiley & Sons, Inc., Class A	182	9,601
Live Nation Entertainment, Inc.*	543	18,924
Meredith Corp.	149	8,858
New York Times Co. (The), Class A	496	8,779
TEGNA, Inc.	872	12,566
Total Media		100,904
Multiline Retail—1.8%
Big Lots, Inc.	182	8,791
Dillard's, Inc., Class A	95	5,480
Total Multiline Retail		14,271
Specialty Retail—15.5%
Aaron's, Inc.	256	9,958
American Eagle Outfitters, Inc.	676	8,146
Cabela's, Inc.*	210	12,478
Chico's FAS, Inc.	526	4,955
Dick's Sporting Goods, Inc.	357	14,219
GameStop Corp., Class A	411	8,882
Michaels Cos., Inc. (The)*	430	7,964
Murphy USA, Inc.*	140	10,375
Office Depot, Inc.	2,099	11,838
Sally Beauty Holdings, Inc.*	558	11,300
Urban Outfitters, Inc.*	359	6,656
Williams-Sonoma, Inc.	324	15,714
Total Specialty Retail		122,485
Textiles, Apparel & Luxury Goods—6.6%
Carter's, Inc.	197	17,523
Deckers Outdoor Corp.*	130	8,874
Kate Spade & Co.*	521	9,633
Skechers U.S.A., Inc., Class A*	544	16,048

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER DISCRETIONARY PORTFOLIO
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

Investments	Value
Total Textiles, Apparel & Luxury Goods	$52,078
Total Investments—99.9% (Cost $736,232)	786,270
Other Assets in Excess of Liabilities—-0.1%	925
Net Assets—100.0%	$787,195

*	Non-income producing security

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$786,270	$–	$–	$786,270
Total Investments	$786,270	$–	$–	$786,270

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER STAPLES PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.0%
Beverages—4.2%
Boston Beer Co., Inc. (The), Class A*	229	$30,263
Food & Staples Retailing—12.7%
Casey's General Stores, Inc.	300	32,133
Sprouts Farmers Market, Inc.*	1,338	30,332
United Natural Foods, Inc.*	821	30,131
Total Food & Staples Retailing		92,596
Food Products—63.8%
Dean Foods Co.	1,856	31,552
Flowers Foods, Inc.	1,814	31,400
Hain Celestial Group, Inc. (The)*	947	36,763
Ingredion, Inc.	838	99,898
Lamb Weston Holdings, Inc.	1,632	71,873
Lancaster Colony Corp.	260	31,881
Post Holdings, Inc.*	774	60,101
Snyder's-Lance, Inc.	896	31,020
Tootsie Roll Industries, Inc.	439	15,299
TreeHouse Foods, Inc.*	664	54,242
Total Food Products		464,029
Household Products—4.4%
Energizer Holdings, Inc.	664	31,885
Personal Products—13.9%
Avon Products, Inc.*	9,070	34,466
Edgewell Personal Care Co.*	432	32,841
Nu Skin Enterprises, Inc., Class A	543	34,122
Total Personal Products		101,429
Total Investments—99.0% (Cost $756,776)		720,202
Other Assets in Excess of Liabilities—-1.0%		7,322
Net Assets—100.0%		$727,524

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP CONSUMER STAPLES PORTFOLIO
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$720,202	$–	$–	$720,202
Total Investments	$720,202	$–	$–	$720,202

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP ENERGY PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Energy Equipment & Services—34.3%
Diamond Offshore Drilling, Inc.*	738	$7,993
Dril-Quip, Inc.*	433	21,130
Ensco PLC, Class A	3,474	17,926
Nabors Industries Ltd.	2,863	23,305
Oceaneering International, Inc.	951	21,721
Oil States International, Inc.*	591	16,046
Patterson-UTI Energy, Inc.	1,738	35,090
Rowan Cos. PLC, Class A*	1,443	14,776
Superior Energy Services, Inc.*	1,749	18,242
Total Energy Equipment & Services		176,229
Oil, Gas & Consumable Fuels—65.3%
CONSOL Energy, Inc.*	1,602	23,934
Energen Corp.*	1,020	50,357
Gulfport Energy Corp.*	1,691	24,942
HollyFrontier Corp.	1,864	51,204
Matador Resources Co.*	1,032	22,054
PBF Energy, Inc., Class A	1,052	23,417
QEP Resources, Inc.*	2,410	24,341
SM Energy Co.	1,120	18,514
Southwestern Energy Co.*	5,318	32,333
World Fuel Services Corp.	644	24,762
WPX Energy, Inc.*	4,180	40,379
Total Oil, Gas & Consumable Fuels		336,237
Total Investments—99.6% (Cost $716,769)		512,466
Other Assets in Excess of Liabilities—-0.4%		2,142
Net Assets—100.0%		$514,608

*	Non-income producing security

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$512,466	$–	$–	$512,466
Total Investments	$512,466	$–	$–	$512,466

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP FINANCIALS PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.8%
Banks—50.5%
Associated Banc-Corp.	428	$10,786
BancorpSouth, Inc.	233	7,107
Bank of Hawaii Corp.	120	9,956
Bank of the Ozarks, Inc.	341	15,983
Canadian Imperial Bank of Commerce (Canada)	93	7,548
Cathay General Bancorp	211	8,007
Chemical Financial Corp.	200	9,682
Commerce Bancshares, Inc.	245	13,923
Cullen/Frost Bankers, Inc.	160	15,026
East West Bancorp, Inc.	406	23,783
First Horizon National Corp.	656	11,428
FNB Corp.	907	12,843
Fulton Financial Corp.	491	9,329
Hancock Holding Co.	237	11,613
Home Bancshares, Inc./Ar	354	8,815
International Bancshares Corp.	163	5,713
MB Financial, Inc.	200	8,808
PacWest Bancorp	336	15,691
Pinnacle Financial Partners, Inc.	203	12,748
Prosperity Bancshares, Inc.	195	12,527
Signature Bank*	151	21,673
SVB Financial Group*	147	25,841
Synovus Financial Corp.	343	15,174
TCF Financial Corp.	481	7,667
Texas Capital Bancshares, Inc.*	139	10,759
Trustmark Corp.	190	6,110
UMB Financial Corp.	123	9,208
Umpqua Holdings Corp.	619	11,365
United Bankshares, Inc./Wv	294	11,525
Valley National Bancorp	741	8,751
Webster Financial Corp.	259	13,525
Wintrust Financial Corp.	156	11,925
Total Banks		384,839
Capital Markets—18.8%
Eaton Vance Corp.	323	15,284
FactSet Research Systems, Inc.	111	18,446
Federated Investors, Inc., Class B	260	7,345
Janus Henderson Group PLC (United Kingdom)*	506	16,754
Legg Mason, Inc.	239	9,120
MarketAxess Holdings, Inc.	105	21,116
MSCI, Inc.	254	26,159
SEI Investments Co.	374	20,114
Stifel Financial Corp.*	192	8,828
Total Capital Markets		143,166
Consumer Finance—1.8%
SLM Corp.*	1,210	13,915
Insurance—26.2%
Alleghany Corp.*	43	25,576
American Financial Group, Inc.	207	20,569
Aspen Insurance Holdings Ltd. (Bermuda)	168	8,375
Brown & Brown, Inc.	323	13,912
CNO Financial Group, Inc.	481	10,043
First American Financial Corp.	310	13,854
Genworth Financial, Inc., Class A*	1,400	5,278
Hanover Insurance Group, Inc. (The)	120	10,636
Kemper Corp.	137	5,288
Mercury General Corp.	102	5,508
Old Republic International Corp.	688	13,437
Primerica, Inc.	128	9,696
Reinsurance Group of America, Inc.	181	23,238
RenaissanceRe Holdings Ltd. (Bermuda)	114	15,852
WR Berkley Corp.	272	18,814
Total Insurance		200,076
Thrifts & Mortgage Finance—3.5%
New York Community Bancorp, Inc.	1,373	18,028
Washington Federal, Inc.	251	8,333
Total Thrifts & Mortgage Finance		26,361
Total Investments—100.8% (Cost $760,045)		768,357
Liabilities in Excess of Other Assets—(0.8)%		(6,187)
Net Assets—100.0%		$762,170

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP FINANCIALS PORTFOLIO
Schedule of Investments, continued
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$768,357	$–	$–	$768,357
Total Investments	$768,357	$–	$–	$768,357

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP HEALTH CARE PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Biotechnology—8.2%
Bioverativ, Inc.*	656	$39,472
United Therapeutics Corp.*	273	35,416
Total Biotechnology		74,888
Health Care Equipment & Supplies—39.5%
ABIOMED, Inc.*	247	35,395
Globus Medical, Inc., Class A*	438	14,520
Halyard Health, Inc.*	283	11,116
Hill-Rom Holdings, Inc.	363	28,898
LivaNova PLC*	263	16,098
Masimo Corp.*	276	25,166
NuVasive, Inc.*	307	23,614
ResMed, Inc.	860	66,968
STERIS PLC	515	41,973
Teleflex, Inc.	273	56,719
West Pharmaceutical Services, Inc.	446	42,156
Total Health Care Equipment & Supplies		362,623
Health Care Providers & Services—25.4%
Acadia Healthcare Co., Inc.*	464	22,912
HealthSouth Corp.	543	26,281
LifePoint Health, Inc.*	245	16,452
MEDNAX, Inc.*	564	34,049
Molina Healthcare, Inc.*	259	17,918
Owens & Minor, Inc.	371	11,942
Tenet Healthcare Corp.*	488	9,438
VCA, Inc.*	493	45,509
WellCare Health Plans, Inc.*	270	48,481
Total Health Care Providers & Services		232,982
Health Care Technology—4.4%
Allscripts Healthcare Solutions, Inc.*	1,101	14,049
Medidata Solutions, Inc.*	336	26,275
Total Health Care Technology		40,324
Life Sciences Tools & Services—14.2%
Bio-Rad Laboratories, Inc., Class A*	126	28,515
Bio-Techne Corp.	226	26,555
Charles River Laboratories International, Inc.*	289	29,233
INC Research Holdings, Inc., Class A*	328	19,188
PAREXEL International Corp.*	308	26,768
Total Life Sciences Tools & Services		130,259
Pharmaceuticals—8.2%
Akorn, Inc.*	529	17,742
Catalent, Inc.*	758	26,606
Endo International PLC*	1,205	13,460
Prestige Brands Holdings, Inc.*	321	16,952
Total Pharmaceuticals		74,760
Total Investments—99.9% (Cost $778,107)		915,836
Other Assets in Excess of Liabilities—-0.1%		1,348
Net Assets—100.0%		$917,184

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP HEALTH CARE PORTFOLIO
Schedule of Investments, CONTINUED
June 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$915,836	$–	$–	$915,836
Total Investments	$915,836	$–	$–	$915,836

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INDUSTRIALS PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Aerospace & Defense—11.3%
Curtiss-Wright Corp.	141	$12,941
Esterline Technologies Corp.*	95	9,006
Huntington Ingalls Industries, Inc.	147	27,366
KLX, Inc.*	165	8,250
Orbital ATK, Inc.	184	18,098
Teledyne Technologies, Inc.*	112	14,297
Total Aerospace & Defense		89,958
Airlines—3.1%
JetBlue Airways Corp.*	1,063	24,268
Building Products—6.1%
AO Smith Corp.	469	26,419
Lennox International, Inc.	122	22,404
Total Building Products		48,823
Commercial Services & Supplies—10.3%
Clean Harbors, Inc.*	166	9,268
Copart, Inc.*	653	20,759
Deluxe Corp.	154	10,660
Herman Miller, Inc.	190	5,776
HNI Corp.	140	5,582
MSA Safety, Inc.	100	8,117
Pitney Bowes, Inc.	594	8,969
Rollins, Inc.	306	12,457
Total Commercial Services & Supplies		81,588
Construction & Engineering—7.7%
AECOM*	496	16,036
Dycom Industries, Inc.*	99	8,863
EMCOR Group, Inc.	189	12,357
Granite Construction, Inc.	127	6,126
KBR, Inc.	456	6,940
Valmont Industries, Inc.	72	10,771
Total Construction & Engineering		61,093
Electrical Equipment—5.1%
EnerSys	139	10,070
Hubbell, Inc.	163	18,447
Regal Beloit Corp.	143	11,662
Total Electrical Equipment		40,179
Industrial Conglomerates—2.5%
Carlisle Cos., Inc.	206	19,652
Machinery—33.4%
AGCO Corp.	213	14,354
Crane Co.	161	12,780
Donaldson Co., Inc.	421	19,172
Graco, Inc.	177	19,343
IDEX Corp.	243	27,461
ITT, Inc.	282	11,331
Kennametal, Inc.	257	9,617
Lincoln Electric Holdings, Inc.	197	18,142
Nordson Corp.	171	20,746
Oshkosh Corp.	238	16,393
Terex Corp.	311	11,662
Timken Co. (The)	224	10,360
Toro Co. (The)	343	23,766
Trinity Industries, Inc.	485	13,595
Wabtec Corp.	275	25,163
Woodward, Inc.	176	11,894
Total Machinery		265,779
Marine—1.4%
Kirby Corp.*	172	11,498
Professional Services—5.2%
Dun & Bradstreet Corp. (The)	118	12,762
FTI Consulting, Inc.*	132	4,615
ManpowerGroup, Inc.	214	23,893
Total Professional Services		41,270
Road & Rail—8.8%
Avis Budget Group, Inc.*	268	7,308
Genesee & Wyoming, Inc., Class A*	196	13,405
Landstar System, Inc.	134	11,470
Old Dominion Freight Line, Inc.	221	21,048
Ryder System, Inc.	171	12,309
Werner Enterprises, Inc.	143	4,197
Total Road & Rail		69,737
Trading Companies & Distributors—5.1%
GATX Corp.	125	8,034
MSC Industrial Direct Co., Inc., Class A	144	12,378
NOW, Inc.*	343	5,516

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INDUSTRIALS PORTFOLIO
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	97	$14,957
Total Trading Companies & Distributors		40,885
Total Investments—100.0% (Cost $755,408)		794,730
Liabilities in Excess of Other Assets—(0.0)% (a)		(42)
Net Assets—100.0%		$794,688

*	Non-income producing security
(a)	Less than 0.05%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$794,730	$–	$–	$794,730
Total Investments	$794,730	$–	$–	$794,730

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INFORMATION TECHNOLOGY PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Communications Equipment—8.5%
ARRIS International PLC*	533	$14,935
Brocade Communications Systems, Inc.	1,164	14,678
Ciena Corp.*	402	10,058
InterDigital, Inc.	98	7,575
NetScout Systems, Inc.*	260	8,944
Plantronics, Inc.	95	4,970
ViaSat, Inc.*	150	9,930
Total Communications Equipment		71,090
Electronic Equipment, Instruments & Components—27.6%
Arrow Electronics, Inc.*	252	19,762
Avnet, Inc.	355	13,802
Belden, Inc.	120	9,052
Cognex Corp.	246	20,885
Coherent, Inc.*	70	15,749
IPG Photonics Corp.*	107	15,526
Jabil, Inc.	517	15,091
Keysight Technologies, Inc.*	524	20,399
Knowles Corp.*	253	4,281
Littelfuse, Inc.	64	10,560
National Instruments Corp.	302	12,146
SYNNEX Corp.	83	9,957
Tech Data Corp.*	98	9,898
Trimble, Inc.*	718	25,611
VeriFone Systems, Inc.*	317	5,738
Vishay Intertechnology, Inc.	380	6,308
Zebra Technologies Corp., Class A*	150	15,078
Total Electronic Equipment, Instruments & Components		229,843
Internet Software & Services—4.7%
Cars.com, Inc.*	203	5,406
j2 Global, Inc.	137	11,657
LogMeIn, Inc.	150	15,675
WebMD Health Corp.*	107	6,276
Total Internet Software & Services		39,014
IT Services—19.5%
Acxiom Corp.*	223	5,794
Broadridge Financial Solutions, Inc.	334	25,237
Convergys Corp.	267	6,349
CoreLogic, Inc.*	240	10,411
DST Systems, Inc.	175	10,797
Jack Henry & Associates, Inc.	220	22,851
Leidos Holdings, Inc.	407	21,038
MAXIMUS, Inc.	184	11,524
NeuStar, Inc., Class A*	158	5,269
Sabre Corp.	584	12,714
Science Applications International Corp.	124	8,608
Teradata Corp.*	371	10,941
WEX, Inc.*	110	11,470
Total IT Services		163,003
Semiconductors & Semiconductor—13.8%
Cirrus Logic, Inc.*	183	11,478
Cree, Inc.*	276	6,803
Cypress Semiconductor Corp.	935	12,763
First Solar, Inc.*	222	8,853
Integrated Device Technology, Inc.*	377	9,723
Microsemi Corp.*	328	15,350
Monolithic Power Systems, Inc.	108	10,411
Silicon Laboratories, Inc.*	120	8,202
Synaptics, Inc.*	97	5,016
Teradyne, Inc.	565	16,967
Versum Materials, Inc.	308	10,010
Total Semiconductors & Semiconductor		115,576
Software—22.8%
ACI Worldwide, Inc.*	335	7,494
Blackbaud, Inc.	136	11,662
Cadence Design Systems, Inc.*	794	26,591
CDK Global, Inc.	412	25,569
CommVault Systems, Inc.*	119	6,718
Fair Isaac Corp.	88	12,268
Fortinet, Inc.*	424	15,875
Manhattan Associates, Inc.*	197	9,468
PTC, Inc.*	328	18,079
Take-Two Interactive Software, Inc.*	295	21,647
Tyler Technologies, Inc.*	96	16,864
Ultimate Software Group, Inc. (The)*	84	17,645
Total Software		189,880
Technology Hardware, Storage & Peripherals—3.1%
3D Systems Corp.*	307	5,741
Diebold Nixdorf, Inc.	214	5,992
NCR Corp.*	344	14,049
Total Technology Hardware, Storage & Peripherals		25,782
Total Investments—100.0% (Cost $776,358)		834,188
Liabilities in Excess of Other Assets—(0.0)% (a)		(390)
Net Assets—100.0%		$833,798

*	Non-income producing security
(a)	Less than 0.05%

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP INFORMATION TECHNOLOGY PORTFOLIO
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$834,188	$–	$–	$834,188
Total Investments	$834,188	$–	$–	$834,188

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP MATERIALS PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Chemicals—39.0%
Ashland Global Holdings, Inc.	396	$26,100
Cabot Corp.	398	21,265
Chemours Co. (The)	1,175	44,556
Minerals Technologies, Inc.	223	16,324
NewMarket Corp.	59	27,168
Olin Corp.	1,057	32,006
PolyOne Corp.	521	20,184
RPM International, Inc.	851	46,422
Scotts Miracle-Gro Co. (The)	281	25,138
Sensient Technologies Corp.	282	22,710
Valvoline, Inc.	1,303	30,907
Total Chemicals		312,780
Construction Materials—3.6%
Eagle Materials, Inc.	309	28,558
Containers & Packaging—26.2%
AptarGroup, Inc.	398	34,570
Bemis Co., Inc.	586	27,102
Greif, Inc., Class A	164	9,148
Owens-Illinois, Inc.*	1,036	24,781
Packaging Corp. of America	600	66,834
Silgan Holdings, Inc.	478	15,191
Sonoco Products Co.	633	32,549
Total Containers & Packaging		210,175
Metals & Mining—26.4%
Allegheny Technologies, Inc.	693	11,788
Carpenter Technology Corp.	298	11,154
Commercial Metals Co.	737	14,320
Compass Minerals International, Inc.	215	14,039
Reliance Steel & Aluminum Co.	464	33,784
Royal Gold, Inc.	416	32,519
Steel Dynamics, Inc.	1,540	55,147
United States Steel Corp.	1,113	24,642
Worthington Industries, Inc.	280	14,062
Total Metals & Mining		211,455
Paper & Forest Products—4.7%
Domtar Corp.	399	15,330
Louisiana-Pacific Corp.*	922	22,229
Total Paper & Forest Products		37,559
Total Investments—99.9% (Cost $765,260)		800,527
Other Assets in Excess of Liabilities—-0.1%		895
Net Assets—100.0%		$801,422

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP MATERIALS PORTFOLIO
Schedule of Investments, CONTINUED
JUNE 30, 2017 (UNAUDITED)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$800,527	$–	$–	$800,527
Total Investments	$800,527	$–	$–	$800,527

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP UTILITIES PORTFOLIO
Schedule of Investments
JUNE 30, 2017 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.4%
Diversified Telecommunication Services—1.6%
Frontier Communications Corp.	10,675	$12,383
Electric Utilities—33.9%
Great Plains Energy, Inc.	1,735	50,801
Hawaiian Electric Industries, Inc.	990	32,056
IDACORP, Inc.	394	33,628
OGE Energy Corp.	1,616	56,221
PNM Resources, Inc.	725	27,731
Westar Energy, Inc.	1,139	60,390
Total Electric Utilities		260,827
Gas Utilities—39.6%
Atmos Energy Corp.	847	70,259
National Fuel Gas Co.	622	34,733
New Jersey Resources Corp.	787	31,244
ONE Gas, Inc.	477	33,299
Southwest Gas Holdings, Inc.	433	31,635
UGI Corp.	1,401	67,822
WGL Holdings, Inc.	426	35,541
Total Gas Utilities		304,533
Multi-Utilities—16.6%
Black Hills Corp.	487	32,858
MDU Resources Group, Inc.	1,312	34,374
NorthWestern Corp.	441	26,910
Vectren Corp.	577	33,720
Total Multi-Utilities		127,862
Water Utilities—4.6%
Aqua America, Inc.	1,069	35,598
Wireless Telecommunication Services—3.1%
Telephone & Data Systems, Inc.	854	23,698
Total Investments—99.4% (Cost $752,323)		764,901
Other Assets in Excess of Liabilities—-0.6%		4,234
Net Assets—100.0%		$769,135

See accompanying Notes to Schedule of Investments.

ELKHORN S&P MIDCAP UTILITIES PORTFOLIO
Schedule of Investments, CONTINUED
June 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$764,901	$–	$–	$764,901
Total Investments	$764,901	$–	$–	$764,901

For the period ended June 30, 2017, there were no transfers between any levels. As of June 30, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Elkhorn Lunt LowVol/High Beta Tactical ETF, Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

The Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. SECURITIES VALUATION

Investment Valuation:

Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC (“the Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value”. A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At June 30, 2017, the cost of investments for federal income tax purposes was as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn Lunt LowVol/High Beta Tactical ETF	$122,816,597	$3,786,338	$(1,897,466)	$1,888,872
Elkhorn S&P MidCap Consumer Discretionary Portfolio	736,232	83,245	(33,207)	50,038
Elkhorn S&P MidCap Consumer Staples Portfolio	756,776	21,872	(58,446)	(36,574)
Elkhorn S&P MidCap Energy Portfolio	716,769	-	(204,303)	(204,303)
Elkhorn S&P MidCap Financials Portfolio	760,045	34,619	(26,307)	8,312
Elkhorn S&P MidCap Health Care Portfolio	778,107	148,734	(11,005)	137,729
Elkhorn S&P MidCap Industrials Portfolio	755,408	60,320	(20,998)	39,322
Elkhorn S&P MidCap Information Technology Portfolio	776,358	73,504	(15,674)	57,830
Elkhorn S&P MidCap Materials Portfolio	765,260	66,275	(31,008)	35,267
Elkhorn S&P MidCap Utilities Portfolio	752,323	38,786	(26,208)	12,578

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.